Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Net income from continuing operations		$ 186,511	$ 145,531	$ 8,861
Net income from discontinued operations		13,248	9,134	13,877
Net income		199,759	154,665	22,738
Adjustments to reconcile net income to net cash provided by operating activities
Provision for (release of) allowance for loan losses		17,925	(9,686)	38,800
Depreciation and amortization		11,985	11,900	13,387
Accretion of deferred loan fees and premiums, net		(1,441)	(27,991)	(14,574)
Deferred income tax expense (benefit)		5,262	(5,663)	(20,800)
Amortization of investment security premiums and discounts, net		18,274	16,713	5,585
Right-of-use asset amortization		11,432	10,982	10,349
Share-based compensation		10,507	0	0
Increase in cash surrender value of bank-owned life insurance		(3,699)	(2,348)	(2,188)
Loss (gain) on life insurance benefits		663	(1,813)	(174)
Loss (gain) on sales of securities available for sale, net		3,157	(1,166)	(288)
(Gain) loss on sales of bank premises and equipment, net		(1,412)	4,715	73
Loss on lease termination/modification, net		593	2,582	0
Amortization of gains from terminated interest rate swaps		(10,193)	(31,234)	(15,889)
ESOP expense		9,923	9,408	2,351
Issuance of common shares donated to the Eastern Bank Foundation	[1]	0	0	91,287
Other		17	(106)	(587)
Change in:
Trading securities		0	0	961
Loans held for sale		(3,354)	(47)	(1,133)
Prepaid pension expense		4,338	1,130	(24,055)
Other assets		5,431	62,380	(85,365)
Other liabilities		(52,800)	(16,132)	46,074
Net cash provided by operating activities - continuing operations		213,119	169,155	52,675
Net cash provided by operating activities - discontinued operations		16,823	5,335	17,176
Net cash provided by operating activities		229,942	174,490	69,851
Investing activities
Proceeds from sales of securities available for sale		431,193	23,798	9,097
Proceeds from maturities and principal paydowns of securities available for sale		1,049,522	939,575	452,392
Purchases of securities available for sale		(740,770)	(3,323,893)	(2,111,773)
Proceeds from maturities and principal paydowns of securities held to maturity		17,399	0	0
Purchases of securities held to maturity		(493,678)	0	0
Proceeds from sale of Federal Home Loan Bank stock		63,715	6,692	749
Purchases of Federal Home Loan Bank stock		(94,174)	(2,101)	(527)
Contributions to low income housing tax credit investments		(19,487)	(11,379)	(12,372)
Contributions to other equity investments		(788)	(2,519)	(4,395)
Distributions from other equity investments		1,170	337	201
Proceeds from life insurance policies		20,446	0	1,347
Net (increase) decrease in outstanding loans, excluding loan purchases		(926,255)	380,807	(719,041)
Purchases of loans		(380,234)	0	0
Acquisitions, net of cash and cash equivalents acquired		0	(9,085)	0
Purchased banking premises and equipment, net		(8,627)	(5,728)	(4,806)
Proceeds from sale of bank premises and equipment		17,313	21,981	0
Proceeds from sale of other real estate owned		0	125	646
Net cash used in investing activities - continuing operations		(1,063,255)	(1,981,390)	(2,388,482)
Net cash used in investing activities - discontinued operations		(13,400)	(4,354)	(1,701)
Net cash provided by (used in) investing activities		(1,076,655)	(1,985,744)	(2,390,183)
Financing activities
Net (decrease) increase in demand, savings, interest checking, and money market investment deposit accounts		(1,751,953)	1,155,868	2,674,672
Net increase (decrease) in time deposits		1,098,001	(58,144)	(70,280)
Net increase (decrease) in borrowed funds		706,550	2,580	(207,346)
Repayments of acquired subordinated debentures	[2]	0	(36,277)	0
Proceeds from issuance of common shares		0	0	1,792,878
Purchase of shares by the ESOP		0	0	(149,407)
Payment of deferred offering costs		0	0	(28,552)
Payments for repurchases of common stock		(201,618)	(23,224)	0
Dividends declared and paid to common shareholders		(65,886)	(51,564)	0
Net cash (used in) provided by financing activities - continuing operations		(214,906)	989,239	4,011,965
Net cash used in financing activities - discontinued operations		(668)	(263)	(165)
Net cash (used in) provided by financing activities		(215,574)	988,976	4,011,800
Net (decrease) increase in cash, cash equivalents, and restricted cash		(1,062,287)	(822,278)	1,691,468
Cash, cash equivalents, and restricted cash at beginning of period		1,231,792	2,054,070	362,602
Cash, cash equivalents, and restricted cash at end of period		169,505	1,231,792	2,054,070
Cash paid during the period for:
Interest paid		35,241	5,354	13,684
Income taxes		41,751	43,299	35,128
Non-cash activities
Net increase in capital commitments relating to low income housing tax credit projects		55,233	28,291	25,816
Net decrease in operating lease right-of-use assets and operating lease liabilities relating to lease remeasurements (see Note 8, “Leases” within the Notes to the Consolidated Financial Statements)		14,836	0	0
Maturity of acquired securities sold under agreements to repurchase	[3]	0	274,982	0
Initial recognition of operating lease right-of-use assets upon adoption of ASU 2016-02		0	0	92,948
Initial recognition of operating lease liabilities upon adoption of ASU 2016-02		$ 0	$ 0	$ 96,426

[1]	Represents a non-cash common stock donation of 7,470,326 shares at a fair value of $91.3 million to the Eastern Bank Foundation. The donation is included in charitable contributions as a non-interest expense in the Consolidated Income Statement for the year ended December 31, 2020.
[2]	The Company deposited funds into escrow prior to the Century acquisition date to pay the balance of subordinated debentures assumed in the Century acquisition which was considered to be a defeasance of the debt. Accordingly, Century recorded a payable to the Company in the amount of the escrow deposit and the Company recorded a receivable from Century in the same amount. The payable was reclassified to other assets upon acquisition and is reflected as such balance in the summary of net assets acquired included in Note 3 to the Consolidated Financial Statements. Subsequent to the closing of the acquisition and prior to December 31, 2021, the amounts placed in escrow were disbursed to the holders of the subordinated debentures resulting in a full pay-off of the outstanding balance of the debt.
[3]	Includes non-cash item representing maturity of acquired securities sold under agreements to repurchase which were converted to deposits upon maturity.